SCHEDULE OF DUE FROM TO RELATED PARTIES (Details)(Parenthetical)			12 Months Ended
	Mar. 20, 2023 USD ($)	Mar. 12, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)
Related Party Transaction [Line Items]
Additional paid in capital					$ (10,147,447)
China Oil Blue Ocean [Member]
Related Party Transaction [Line Items]
Additional paid in capital		$ 10,147,447
ZJY Technologies [Member]
Related Party Transaction [Line Items]
Additional paid in capital	$ 10,147,447
Shuifu Yongcheng Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance of loan			$ 31,535	¥ 220,978
Li Hongqi [Member]
Related Party Transaction [Line Items]
Repayments of related party			1,300,000
Li Hongliang [Member]
Related Party Transaction [Line Items]
Repayments of related party			$ 2,900,000